Schedule of Investments ─ IQ MacKay Municipal Intermediate ETF

January 31, 2023 (unaudited)

	Principal Amount	Value
Municipal Bonds — 97.3%

Alabama — 3.5%
Alabama Community College System, Revenue Bonds
Insured: BAM
4.000%, due 11/1/32	$410,000	$444,132
4.000%, due 11/1/33	660,000	708,318
Alabama Housing Finance Authority, Revenue Bonds
Series H
5.000%, due 6/1/26(a),(b)	500,000	518,839
Birmingham Airport Authority, Revenue Bonds
Insured: BAM
5.000%, due 7/1/32	600,000	694,223
Black Belt Energy Gas District, Revenue Bonds
2.010%, (Municipal Swap Index + 0.35%), due 10/1/52(a)	900,000	862,228
4.000%, due 12/1/49(a),(b)	600,000	601,995
4.000%, due 10/1/52(a),(b)	1,760,000	1,762,950
5.250%, due 6/1/26	1,800,000	1,891,979
5.500%, due 11/1/53(a),(b)	1,000,000	1,074,039
Montgomery County Public Facilities Authority, Revenue Bonds
Series A
4.000%, due 3/1/33	660,000	724,171
4.000%, due 3/1/35	1,220,000	1,312,865
Southeast Energy Authority A Cooperative District, Revenue Bonds
Series A-1
5.500%, due 1/1/53(a),(b)	3,000,000	3,265,886
		13,861,625
Alaska — 0.0%(c)
Alaska Industrial Development & Export Authority, Revenue Bonds
Series A
5.000%, due 6/1/28	100,000	104,144

Arizona — 1.4%
Arizona Industrial Development Authority, Revenue Bonds
Series A
4.000%, due 11/1/39	600,000	584,356
5.000%, due 11/1/31	550,000	598,551
Series A Insured: BAM
5.000%, due 6/1/31	300,000	337,828
5.000%, due 6/1/32	325,000	365,419
City of Phoenix Civic Improvement Corp., Revenue Bonds
Series A
5.000%, due 7/1/34	500,000	534,826
Maricopa County Industrial Development Authority, Revenue Bonds
Series C Insured: SD CRED PROG
5.000%, due 7/1/37	300,000	315,370
Salt River Project Agricultural Improvement & Power District, Revenue Bonds
Series A
5.000%, due 1/1/30	2,370,000	2,800,446
		5,536,796
Arkansas — 0.1%
University of Central Arkansas, Revenue Bonds
Series A Insured: AGM
5.000%, due 11/1/34	400,000	429,486

California — 4.6%
Benicia Unified School District, General Obligation Bonds
Series C Insured: AGM
2.720%, due 8/1/23(d)	300,000	295,960
California Health Facilities Financing Authority, Revenue Bonds
5.000%, due 11/15/49	835,000	854,488
California Municipal Finance Authority, Certificates of Participation
Insured: AGM
5.000%, due 11/1/28	250,000	273,609
5.000%, due 11/1/29	125,000	138,515
5.000%, due 11/1/30	410,000	459,885
5.000%, due 11/1/32	225,000	257,339
5.000%, due 11/1/33	1,175,000	1,338,198
California Municipal Finance Authority, Revenue Bonds
5.000%, due 5/15/31	400,000	426,197
City of Long Beach CA Airport System Revenue, Revenue Bonds
Series A Insured: AGM
5.000%, due 6/1/27	200,000	223,089
Series B Insured: AGM
5.000%, due 6/1/26	250,000	272,301
5.000%, due 6/1/27	200,000	223,089
5.000%, due 6/1/29	150,000	174,725
City of San Mateo CA, Special Tax
Insured: BAM
5.250%, due 9/1/35	1,000,000	1,148,281
Fresno Unified School District, General Obligation Bonds
Series B
5.000%, due 8/1/37	650,000	738,345
5.000%, due 8/1/38	500,000	562,892
Grossmont Union High School District, General Obligation Bonds
Series F Insured: AGM
3.140%, due 8/1/33(d)	1,465,000	909,884
Hercules Redevelopment Agency Successor Agency, Tax Allocation
Series A Insured: AGM
5.000%, due 8/1/37	500,000	567,299
Independent Cities Finance Authority, Revenue Bonds
Insured: AGM
4.000%, due 6/1/36	700,000	728,324
Kelseyville Unified School District, General Obligation Bonds
Series C Insured: AGM
3.170%, due 8/1/31(d)	150,000	112,992
3.420%, due 8/1/33(d)	35,000	23,947
Metropolitan Water District of Southern California, Revenue Bonds
Series E
1.800%, (Municipal Swap Index + 0.14%), due 7/1/37(a)	1,200,000	1,192,855
Monterey Peninsula Community College District, General Obligation Bonds
3.120%, due 8/1/32(d)	975,000	721,923
Riverside County Community Facilities Districts, Special Tax
Insured: AGM
4.000%, due 9/1/35	1,060,000	1,112,562
Roseville Natural Gas Financing Authority, Revenue Bonds
5.000%, due 2/15/24	560,000	568,262

Schedule of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

January 31, 2023 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

California (continued)
Sacramento City Financing Authority, Tax Allocation
Series A Insured: NATL
2.690%, due 12/1/23(d)	$3,000,000	$2,934,019
Sacramento City Unified School District, General Obligation Bonds
Insured: AGM
2.680%, due 7/1/24(d)	305,000	293,709
San Diego Unified School District, General Obligation Bonds
Series I
5.000%, due 7/1/47	1,000,000	1,071,989
State of California, General Obligation Bonds
4.000%, due 9/1/32	500,000	527,143
Westminster School District, General Obligation Bonds
Series B Insured: BAM
2.710%, due 8/1/48(d)	100,000	17,664
		18,169,485
Colorado — 2.6%
Adams State University, Revenue Bonds
Series A Insured: ST HGR ED INTERCEPT PROG
5.000%, due 5/15/35	1,125,000	1,272,218
Cherokee Metropolitan District, Revenue Bonds
Insured: BAM
4.000%, due 8/1/34	200,000	218,777
City & County of Denver CO Dedicated Excise Tax Revenue, Revenue Bonds
Series A
5.000%, due 8/1/42	1,500,000	1,585,947
Colorado Educational & Cultural Facilities Authority, Revenue Bonds
Insured: Moral Obligation Bond
4.000%, due 12/15/36	475,000	480,054
Series A Insured: Moral Obligation Bond
4.000%, due 7/1/36	1,000,000	1,018,531
Colorado Health Facilities Authority, Revenue Bonds
Series A-1
4.000%, due 8/1/44	250,000	240,558
5.000%, due 8/1/35	105,000	113,342
Crystal Valley Metropolitan District No 2, General Obligation Bonds
Series A Insured: AGM
4.000%, due 12/1/36	500,000	528,906
Eagle County School District No Re50J, Certificates of Participation
Insured: AGM
4.000%, due 12/1/41	515,000	524,285
Gold Hill Mesa Metropolitan District No 2, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/28	145,000	158,064
5.000%, due 12/1/29	145,000	159,435
5.250%, due 12/1/37	200,000	221,004
Grand River Hospital District, General Obligation Bonds
Insured: AGM
5.250%, due 12/1/37	425,000	453,591
Jefferson County School District R-1, General Obligation Bonds
Insured: BAM
4.000%, due 12/15/34	3,000,000	3,274,152
		10,248,864
Connecticut — 3.6%
City of Bridgeport CT, General Obligation Bonds
Series A
5.000%, due 11/1/33	600,000	660,520
5.000%, due 9/1/38	1,250,000	1,404,029
City of Hartford CT, General Obligation Bonds
Series A Insured: BAM
5.000%, due 4/1/30	100,000	100,428
City of New Britain CT, General Obligation Bonds
Series A Insured: BAM
5.000%, due 3/1/30	155,000	177,191
5.000%, due 3/1/36	400,000	454,618
Series B Insured: AGM
5.250%, due 9/1/30	600,000	680,019
City of West Haven CT, General Obligation Bonds
Insured: BAM
4.000%, due 9/15/27	240,000	256,198
4.000%, due 9/15/28	290,000	311,245
4.000%, due 3/15/29	200,000	215,159
Connecticut State Health & Educational Facilities Authority, Revenue Bonds
0.500%, due 7/1/42(a),(b)	2,000,000	2,000,000
Series I-1
5.000%, due 7/1/33	350,000	380,233
Series L
5.000%, due 7/1/32	1,590,000	1,670,588
State of Connecticut, General Obligation Bonds
Series A Insured: BAM
5.000%, due 4/15/34	1,875,000	2,140,081
State of Connecticut Special Tax Revenue, Revenue Bonds
Series A
4.000%, due 5/1/36	500,000	525,143
4.000%, due 5/1/39	1,500,000	1,535,799
5.250%, due 7/1/40	1,000,000	1,163,085
Town of Hamden CT, General Obligation Bonds
Insured: BAM
5.000%, due 8/15/32	350,000	405,555
		14,079,891
District of Columbia — 1.2%
District of Columbia, General Obligation Bonds
Series D
5.000%, due 6/1/42	1,485,000	1,595,694
District of Columbia Housing Finance Agency, Revenue Bonds
4.000%, due 9/1/40(a),(b)	3,035,000	3,101,645
		4,697,339
Florida — 5.0%
City of Miami Beach FL Water & Sewer Revenue, Revenue Bonds
Series A
4.000%, due 12/1/34	1,000,000	1,078,506

Schedule of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

January 31, 2023 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Florida (continued)
City of Pompano Beach FL, Revenue Bonds
Series B-2
1.450%, due 1/1/27	$250,000	$221,339
City of West Palm Beach FL Utility System Revenue, Revenue Bonds
Series A
5.000%, due 10/1/42	3,500,000	3,738,837
County of Miami-Dade FL Aviation Revenue, Revenue Bonds
Series A
4.000%, due 10/1/38	400,000	404,824
County of Miami-Dade FL Transit System, Revenue Bonds
5.000%, due 7/1/43	4,500,000	5,070,538
Florida Development Finance Corp., Revenue Bonds
5.000%, due 2/1/34	1,405,000	1,491,239
Series A
4.000%, due 7/1/24	200,000	200,582
Florida Housing Finance Corp., Revenue Bonds
Series G
4.500%, due 5/1/26(a),(b)	3,000,000	3,080,814
Fort Pierce Utilities Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 10/1/27	700,000	777,333
5.000%, due 10/1/31	400,000	472,383
5.000%, due 10/1/33	200,000	237,116
5.000%, due 10/1/37	425,000	485,658
5.000%, due 10/1/39	475,000	537,627
North Springs Improvement District, Special Assessment
Insured: AGM
4.000%, due 5/1/28	60,000	64,532
4.000%, due 5/1/30	45,000	49,399
Tampa Bay Water, Revenue Bonds
5.000%, due 10/1/39	1,600,000	1,837,975
		19,748,702
Georgia — 3.4%
City of Atlanta GA Water & Wastewater Revenue, Revenue Bonds
5.000%, due 11/1/38	1,000,000	1,086,618
5.000%, due 11/1/40	500,000	520,149
Main Street Natural Gas, Inc., Revenue Bonds
Series B
4.000%, due 8/1/49(a),(b)	1,925,000	1,937,658
Series G
4.000%, due 4/1/48(a),(b)	5,300,000	5,321,106
Municipal Electric Authority of Georgia, Revenue Bonds
Series A
5.000%, due 1/1/36	1,000,000	1,080,624
5.000%, due 1/1/38	500,000	532,958
Private Colleges & Universities Authority, Revenue Bonds
4.000%, due 4/1/39	450,000	453,159
Walton County Water & Sewer Authority, Revenue Bonds
5.250%, due 2/1/38	250,000	299,469
5.250%, due 2/1/39	425,000	506,688
5.250%, due 2/1/40	450,000	532,041
5.250%, due 2/1/41	400,000	468,936
5.250%, due 2/1/42	350,000	407,610
5.250%, due 2/1/43	425,000	493,847
		13,640,863
Guam — 0.3%
Guam Government Waterworks Authority, Revenue Bonds
5.250%, due 7/1/33	500,000	505,782
Guam Power Authority, Revenue Bonds
Series A
5.000%, due 10/1/34	600,000	670,892
		1,176,674
Illinois — 11.7%
Carol Stream Park District, General Obligation Bonds
Series C Insured: BAM
4.000%, due 11/1/26	485,000	512,962
Chicago O'Hare International Airport, Revenue Bonds
Series B
5.000%, due 1/1/39	2,700,000	2,928,367
Chicago Park District, General Obligation Bonds
Series C Insured: BAM
5.000%, due 1/1/27	250,000	254,591
Series D
4.000%, due 1/1/34	1,000,000	1,028,615
4.000%, due 1/1/35	645,000	656,751
Series E Insured: BAM
4.000%, due 11/15/31	500,000	517,683
City of Chicago IL, General Obligation Bonds
Series A
4.000%, due 1/1/36	750,000	727,796
5.000%, due 1/1/32	1,500,000	1,614,732
5.250%, due 1/1/28	1,000,000	1,026,408
5.500%, due 1/1/40	1,000,000	1,085,987
City of Joliet IL, General Obligation Bonds
Insured: BAM
5.000%, due 12/15/38	1,000,000	1,131,690
5.250%, due 12/15/39	1,000,000	1,148,707
5.250%, due 12/15/40	1,000,000	1,144,327
Cook County Township High School District No 220 Reavis, General Obligation Bonds
Insured: BAM
5.000%, due 12/1/25	600,000	638,479
County of Sangamon IL, General Obligation Bonds
Insured: BAM
5.000%, due 12/15/26	240,000	263,044
Illinois Development Finance Authority, Revenue Bonds
2.920%, due 7/15/25(d)	500,000	465,632
Illinois Finance Authority, Revenue Bonds
Series A
4.000%, due 10/1/38	2,000,000	2,013,288
5.000%, due 8/15/32	1,500,000	1,755,531
Lake County School District No 112 North Shore, General Obligation Bonds
4.000%, due 12/1/37	1,000,000	1,035,663
Macon & De Witt Counties Community Unit School District No 2 Maroa-Forsyth, General Obligation Bonds
Insured: AGM
4.000%, due 12/1/31	500,000	546,772
4.000%, due 12/1/32	550,000	600,761
4.000%, due 12/1/40	1,000,000	1,025,084

Schedule of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

January 31, 2023 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Illinois (continued)
Madison County Community Unit School District No 8 Bethalto, General Obligation Bonds
Series B Insured: BAM
4.000%, due 12/1/31	$700,000	$755,848
Madison-Macoupin Etc Counties Community College District No 536, General Obligation Bonds
Series A Insured: AGM
5.000%, due 11/1/32	320,000	347,611
Northern Illinois University, Revenue Bonds
Insured: BAM
5.000%, due 10/1/26	250,000	267,931
5.000%, due 10/1/28	650,000	715,903
5.000%, due 10/1/30	690,000	770,694
Sales Tax Securitization Corp., Revenue Bonds
Series A
4.000%, due 1/1/38	1,800,000	1,804,660
5.000%, due 1/1/30	500,000	568,433
Sangamon & Morgan Counties Community Unit School District No 16 New Berlin, General Obligation Bonds
Series A Insured: AGM
5.500%, due 12/1/36	350,000	406,566
Sangamon Logan & Menard Counties Community Unit School Dist No 15 Williamsville, General Obligation Bonds
Series B Insured: BAM
5.000%, due 12/1/32	500,000	568,966
Southwestern Illinois Development Authority, Revenue Bonds
4.000%, due 4/15/31	450,000	490,892
4.000%, due 4/15/33	500,000	539,803
Series B
4.000%, due 10/15/24	165,000	168,680
State of Illinois, General Obligation Bonds
5.000%, due 2/1/26	500,000	528,069
5.500%, due 7/1/38	500,000	503,105
Series A
5.000%, due 4/1/23	1,450,000	1,455,238
5.000%, due 12/1/26	780,000	832,587
5.000%, due 3/1/29	1,470,000	1,600,801
5.000%, due 3/1/30	1,000,000	1,095,595
Series A Insured: AGM
4.125%, due 4/1/33	550,000	550,625
Series C
4.000%, due 10/1/40	475,000	451,163
Series D
5.000%, due 11/1/28	1,000,000	1,072,583
State of Illinois Sales Tax Revenue, Revenue Bonds
Insured: BAM
4.000%, due 6/15/27	600,000	620,440
Town of Cicero IL, General Obligation Bonds
Insured: BAM
5.000%, due 1/1/30	450,000	489,369
Union Alexander Massac Pulaski Etc Counties Community College District No 531, General Obligation Bonds
Insured: BAM
5.000%, due 12/1/25	1,175,000	1,247,050
Village of Bolingbrook IL, General Obligation Bonds
Series A
2.510%, due 1/1/35(d)	4,000,000	2,181,316
Village of Franklin Park IL, Revenue Bonds
Series A Insured: BAM
4.000%, due 10/1/30	350,000	381,978
4.000%, due 10/1/32	375,000	408,033
Village of Matteson IL, Revenue Bonds
Insured: BAM
5.000%, due 12/1/29	465,000	522,511
Village of Mundelein IL, General Obligation Bonds
Insured: AGM
4.000%, due 12/15/39	100,000	102,356
Village of Stone Park IL, General Obligation Bonds
Series B Insured: BAM
4.000%, due 2/1/23	135,000	135,000
Will County School District No 114 Manhattan, General Obligation Bonds
Insured: AGM
3.500%, due 1/1/26	840,000	848,411
Insured: BAM
5.000%, due 1/1/36	445,000	511,789
5.250%, due 1/1/39	555,000	634,843
Woodford Lasalle Livingston Etc Counties Community Unit Sch Dist No 6 Fieldcrest, General Obligation Bonds
Series A Insured: BAM
4.000%, due 12/1/35	500,000	525,644
		46,227,363
Indiana — 2.1%
City of Bloomington IN Waterworks Revenue, Revenue Bonds
Insured: BAM
5.000%, due 7/1/39	2,690,000	3,007,603
5.000%, due 1/1/42	1,525,000	1,698,026
Greater Clark Building Corp., Revenue Bonds
Insured: ST INTERCEPT
6.000%, due 7/15/34	1,000,000	1,270,197
Indiana Finance Authority, Revenue Bonds
Series A
1.400%, due 8/1/29	1,000,000	895,151
5.000%, due 10/1/41	1,000,000	1,063,845
MSD of Wash Township School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
5.000%, due 7/15/35	225,000	254,326
		8,189,148
Iowa — 1.2%
City of Coralville IA, General Obligation Bonds
Series A
4.000%, due 5/1/23	520,000	520,899
4.000%, due 5/1/24	1,305,000	1,315,723
Iowa Higher Education Loan Authority, Revenue Bonds
5.000%, due 10/1/34	300,000	321,362
5.000%, due 10/1/35	360,000	381,692
5.000%, due 10/1/36	365,000	384,109
Jesup Community School District, General Obligation Bonds
Insured: AGM
5.000%, due 6/1/24	420,000	433,409
5.000%, due 6/1/25	440,000	464,791
5.000%, due 6/1/26	465,000	503,365
5.000%, due 6/1/27	490,000	542,079
		4,867,429

Schedule of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

January 31, 2023 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Kansas — 0.8%
City of Dodge City KS, General Obligation Bonds
Series A Insured: AGM
5.000%, due 9/1/28	$365,000	$415,170
5.000%, due 9/1/31	420,000	494,103
Johnson County Unified School District No 233 Olathe, General Obligation Bonds
Series A
4.000%, due 9/1/36	1,700,000	1,805,351
Wyandotte County Unified School District No 500 Kansas City, General Obligation Bonds
Series A
4.125%, due 9/1/37	500,000	533,103
		3,247,727
Kentucky — 1.8%
City of Berea KY, Revenue Bonds
Series A
1.200%, due 6/1/32(a),(b)	600,000	600,000
Kentucky Economic Development Finance Authority, Revenue Bonds
Series B
2.900%, due 4/1/31(a),(b)	3,500,000	3,500,000
Kentucky Public Energy Authority, Revenue Bonds
4.000%, due 2/1/50(a),(b)	2,325,000	2,331,464
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds
Insured: BAM
4.000%, due 6/1/36	75,000	76,974
Louisville/Jefferson County Metropolitan Government, Revenue Bonds
Series A
5.000%, due 10/1/32	500,000	532,064
		7,040,502
Louisiana — 0.8%
Cameron Parish School District No 15, General Obligation Bonds
5.000%, due 10/1/23	205,000	207,557
5.000%, due 10/1/29	290,000	326,597
City of Shreveport LA Water & Sewer Revenue, Revenue Bonds
Series C Insured: BAM
5.000%, due 12/1/31	100,000	111,402
City of Youngsville LA Sales Tax Revenue, Revenue Bonds
Insured: BAM
4.000%, due 5/1/32	250,000	274,934
4.000%, due 5/1/34	300,000	324,254
Louisiana Stadium & Exposition District, Revenue Bonds
4.000%, due 7/3/23	1,750,000	1,751,909
		2,996,653
Maine — 0.2%
Finance Authority of Maine, Revenue Bonds
Series A-1 Insured: AGC
5.000%, due 12/1/26	155,000	166,148
Maine Health & Higher Educational Facilities Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 7/1/32	500,000	577,785
		743,933
Maryland — 1.3%
City of Baltimore MD, Revenue Bonds
Series A Insured: BAM
4.000%, due 7/1/38	900,000	931,053
Maryland Community Development Administration, Revenue Bonds
Series A
5.000%, due 9/1/42	1,000,000	1,051,214
State of Maryland, General Obligation Bonds
Series A
5.000%, due 3/15/32	585,000	693,626
5.000%, due 6/1/37	2,100,000	2,481,850
		5,157,743
Massachusetts — 0.9%
Commonwealth of Massachusetts, General Obligation Bonds
Series C
5.000%, due 5/1/46	1,250,000	1,361,772
Massachusetts Development Finance Agency, Revenue Bonds
Series E
5.000%, due 7/1/37	500,000	511,152
Massachusetts Housing Finance Agency, Revenue Bonds
Series B
0.800%, due 12/1/25	540,000	499,201
Massachusetts School Building Authority, Revenue Bonds
Series B
5.000%, due 11/15/34	1,000,000	1,091,948
		3,464,073
Michigan — 2.9%
County of Genesee MI, General Obligation Bonds
Insured: AGM
5.000%, due 6/1/26	190,000	205,359
5.000%, due 6/1/28	90,000	101,473
5.000%, due 6/1/30	210,000	245,558
Great Lakes Water Authority Sewage Disposal System Revenue, Revenue Bonds
Series C
5.000%, due 7/1/36	1,000,000	1,058,051
Great Lakes Water Authority Water Supply System Revenue, Revenue Bonds
Insured: BAM
5.000%, due 7/1/46	1,000,000	1,057,471
Michigan Finance Authority, Revenue Bonds
Series A
5.000%, due 4/15/29	1,000,000	1,149,368
5.000%, due 2/15/34	235,000	259,757
Series A Class 1
4.000%, due 6/1/34	500,000	506,005
Michigan State Building Authority, Revenue Bonds
5.000%, due 4/15/41	1,175,000	1,240,357
Michigan State Housing Development Authority, Revenue Bonds
5.000%, due 12/1/25(a),(b)	1,000,000	1,029,010
Richmond Community Schools, General Obligation Bonds
Series I Insured: Q-SBLF
4.000%, due 5/1/36	1,450,000	1,521,365
4.000%, due 5/1/37	2,655,000	2,766,820

Schedule of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

January 31, 2023 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Michigan (continued)
Wyoming Public Schools, General Obligation Bonds
Series III Insured: AGM
4.000%, due 5/1/41	$500,000	$508,004
		11,648,598
Minnesota — 1.4%
City of Minneapolis MN/St Paul Housing & Redevelopment Authority, Revenue Bonds
Series A
1.200%, due 11/15/35(a),(b)	4,000,000	4,000,000
Minneapolis Special School District No 1, General Obligation Bonds
Series B Insured: SD CRED PROG
5.000%, due 2/1/31	1,250,000	1,408,854
		5,408,854
Missouri — 2.1%
City of Kansas City MO, Revenue Bonds
Series C
5.000%, due 9/1/26	1,300,000	1,421,275
5.000%, due 9/1/28	1,000,000	1,139,135
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds
4.000%, due 8/1/25	150,000	147,380
Hickman Mills 1 School District, General Obligation Bonds
Series C-1 Insured: BAM
5.750%, due 3/1/42	3,390,000	3,903,615
Wright City R-II School District, General Obligation Bonds
Insured: AGM
6.000%, due 3/1/27	150,000	170,846
6.000%, due 3/1/29	150,000	179,710
6.000%, due 3/1/31	35,000	43,837
6.000%, due 3/1/33	500,000	643,790
6.000%, due 3/1/35	530,000	674,484
		8,324,072
Montana — 0.1%
Montana Facility Finance Authority, Revenue Bonds
5.000%, due 6/1/24	375,000	385,480

Nebraska — 1.4%
Central Plains Energy Project, Revenue Bonds
4.000%, due 12/1/49(a),(b)	1,500,000	1,519,102
5.000%, due 3/1/50(a),(b)	3,500,000	3,538,261
City of Kearney NE, General Obligation Bonds
4.000%, due 5/15/32	340,000	352,668
		5,410,031
Nevada — 0.7%
City of North Las Vegas NV, General Obligation Bonds
Insured: AGM
4.000%, due 6/1/36	825,000	852,166
Clark County School District, General Obligation Bonds
Series A Insured: BAM
5.000%, due 6/15/37	845,000	966,754
County of Clark NV, General Obligation Bonds
Series A
4.000%, due 7/1/39	1,000,000	1,006,654
		2,825,574
New Hampshire — 0.2%
New Hampshire Business Finance Authority, Revenue Bonds
Series A
4.000%, due 4/1/30	675,000	698,964

New Jersey — 3.3%
Atlantic County Improvement Authority (The), Revenue Bonds
Insured: AGM
5.000%, due 7/1/32	325,000	376,875
Essex County Improvement Authority, Revenue Bonds
4.000%, due 7/15/28	415,000	423,647
New Jersey Economic Development Authority, Revenue Bonds
4.914%, due 3/1/24	1,000,000	1,001,972
Series A
4.000%, due 11/1/39	1,000,000	1,001,820
New Jersey Educational Facilities Authority, Revenue Bonds
Series C Insured: AGM
5.000%, due 7/1/25	470,000	496,958
Series F Insured: BAM
5.000%, due 7/1/25	300,000	318,730
New Jersey Health Care Facilities Financing Authority, Revenue Bonds
Series A Insured: AGM
4.125%, due 7/1/38	290,000	292,704
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds
Series A
3.500%, due 7/1/25(a),(b)	4,000,000	4,006,225
New Jersey Transportation Trust Fund Authority, Revenue Bonds
Series A
3.050%, due 12/15/26(d)	650,000	578,229
Series AA
5.000%, due 6/15/37	1,300,000	1,414,704
New Jersey Turnpike Authority, Revenue Bonds
Series B
5.000%, due 1/1/42	1,000,000	1,112,817
Series D-1
3.758%, (1-Month LIBOR + 0.70%), due 1/1/24(a)	1,000,000	1,004,322
Salem County Improvement Authority, Revenue Bonds
Insured: AGM
4.000%, due 8/15/30	195,000	202,168
4.000%, due 8/15/31	180,000	187,075
South Jersey Port Corp., Revenue Bonds
Series B
5.000%, due 1/1/31	500,000	533,263
		12,951,509
New Mexico — 0.2%
Albuquerque Metropolitan Arroyo Flood Control Authority, General Obligation Bonds
5.000%, due 8/1/27	650,000	728,459

Schedule of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

January 31, 2023 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

New York — 7.4%
Camden Central School District, General Obligation Bonds
Insured: BAM
4.000%, due 3/15/27	$1,180,000	$1,256,875
City of New York NY, General Obligation Bonds
5.250%, due 10/1/47	3,000,000	3,394,065
City of Syracuse NY, General Obligation Bonds
Series A Insured: AGM
4.000%, due 5/15/32	250,000	268,476
County of Nassau NY, General Obligation Bonds
Series A Insured: AGM
5.000%, due 1/1/26	1,000,000	1,079,113
Series B Insured: AGM
5.000%, due 4/1/38	1,500,000	1,670,924
County of Suffolk NY, General Obligation Bonds
Series C Insured: BAM
5.000%, due 2/1/23	410,000	410,000
Metropolitan Transportation Authority, Revenue Bonds
Series A-1
5.000%, due 11/15/29	500,000	522,395
Series B Insured: AMBAC
5.250%, due 11/15/24	500,000	517,625
Series C
5.000%, due 11/15/38	250,000	250,458
5.000%, due 11/15/42	500,000	500,124
Monroe County Industrial Development Corp., Revenue Bonds
Series A
4.000%, due 12/1/36	375,000	368,790
New York City Housing Development Corp., Revenue Bonds
Series F-2A
3.400%, due 11/1/62(a),(b)	780,000	786,599
New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds
Series S-3
5.000%, due 7/15/33	150,000	170,044
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds
4.000%, due 5/1/43	215,000	214,294
Series A-1
4.000%, due 11/1/38	1,000,000	1,023,976
Series A-4
1.250%, due 8/1/39(a),(b)	900,000	900,000
Series C1
4.000%, due 11/1/42	1,000,000	1,000,271
New York Liberty Development Corp., Revenue Bonds
Insured: BAM
4.000%, due 2/15/43	2,000,000	1,982,305
Class 1
2.450%, due 9/15/69	500,000	457,244
Series A Insured: AGM
2.750%, due 11/15/41	1,070,000	880,476
New York State Dormitory Authority, Revenue Bonds
Series A
4.000%, due 3/15/39	500,000	508,087
4.000%, due 3/15/41	1,500,000	1,506,409
Series E
3.000%, due 3/15/41	500,000	428,588
5.000%, due 3/15/41	2,000,000	2,170,084
New York State Housing Finance Agency, Revenue Bonds
Series A
0.750%, due 11/1/25	285,000	261,872
New York State Thruway Authority, Revenue Bonds
Series A-1
4.000%, due 3/15/43	1,165,000	1,167,083
New York State Urban Development Corp., Revenue Bonds
4.000%, due 3/15/38	650,000	659,095
Port Authority of New York & New Jersey, Revenue Bonds
5.250%, due 5/15/42	1,000,000	1,094,707
Triborough Bridge & Tunnel Authority, Revenue Bonds
Insured: AGM
2.000%, due 5/15/45(a),(b)	1,345,000	1,280,662
Series B-3
5.000%, due 11/15/38	1,000,000	1,054,462
Series D-2
5.250%, due 5/15/47	1,250,000	1,417,022
		29,202,125
North Carolina — 0.5%
North Carolina Medical Care Commission, Revenue Bonds
Series A
4.000%, due 9/1/41	1,095,000	893,120
North Carolina Turnpike Authority, Revenue Bonds
5.000%, due 2/1/24	1,000,000	1,023,381
		1,916,501
North Dakota — 0.3%
City of Grand Forks ND, Revenue Bonds
4.000%, due 12/1/37	1,250,000	1,232,606

Ohio — 2.0%
Akron Bath Copley Joint Township Hospital District, Revenue Bonds
4.000%, due 11/15/33	1,260,000	1,269,830
American Municipal Power, Inc., Revenue Bonds
5.000%, due 2/15/41	1,000,000	1,037,246
City of Toledo OH, General Obligation Bonds
Insured: AGM
5.250%, due 12/1/36	1,000,000	1,160,868
5.500%, due 12/1/39	1,330,000	1,547,391
City of Upper Arlington OH, General Obligation Bonds
5.250%, due 12/1/35	750,000	803,179
Cloverleaf Local School District, Certificates of Participation
Insured: BAM
5.375%, due 12/1/37	1,000,000	1,101,059
Crestview Local School District/Columbiana County, Certificates of Participation
Insured: AGM
4.000%, due 12/1/37	320,000	331,683
State of Ohio, Revenue Bonds
Series E
5.000%, due 1/15/35	500,000	544,349
		7,795,605

Schedule of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

January 31, 2023 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Oregon — 0.4%
State of Oregon, General Obligation Bonds
Series F
5.000%, due 5/1/35	$1,500,000	$1,576,175

Pennsylvania — 1.8%
Allegheny County Sanitary Authority, Revenue Bonds
5.000%, due 12/1/40	500,000	526,608
City of Erie PA, General Obligation Bonds
Series C Insured: AGM
3.860%, due 11/15/37(d)	750,000	430,282
Delaware Valley Regional Finance Authority, Revenue Bonds
Series B Insured: AMBAC
5.700%, due 7/1/27	1,000,000	1,128,037
Indiana County Industrial Development Authority, Revenue Bonds
Insured: BAM
5.000%, due 5/1/27	250,000	269,980
Lancaster County Hospital Authority, Revenue Bonds
5.000%, due 11/1/38	1,100,000	1,199,281
Lancaster Industrial Development Authority, Revenue Bonds
4.000%, due 7/1/31	100,000	93,262
Pennsylvania Economic Development Financing Authority, Revenue Bonds
4.000%, due 1/1/29	450,000	462,182
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds
Series A Insured: AGC
3.785%, (3-Month LIBOR + 0.60%), due 7/1/27(a)	140,000	137,833
Pennsylvania Housing Finance Agency, Revenue Bonds
5.750%, due 10/1/53	865,000	956,373
Pittsburgh Water & Sewer Authority, Revenue Bonds
Insured: AGM
5.000%, due 9/1/36	1,285,000	1,469,300
Series A Insured: AGM
5.000%, due 9/1/32	550,000	634,058
		7,307,196
Puerto Rico — 0.2%
Puerto Rico Electric Power Authority, Revenue Bonds
Series PP Insured: NATL
5.000%, due 7/1/24	25,000	25,030
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth, Revenue Bonds
5.000%, due 7/1/28	400,000	439,369
5.000%, due 7/1/29	425,000	472,470
		936,869
Rhode Island — 0.9%
Providence Public Building Authority, Revenue Bonds
Series B Insured: AGM
5.000%, due 6/15/32	250,000	282,485
Rhode Island Health and Educational Building Corp., Revenue Bonds
5.000%, due 5/15/25	500,000	516,090
Series F
5.500%, due 5/15/39	1,320,000	1,533,583
5.500%, due 5/15/41	180,000	206,974
Rhode Island Housing and Mortgage Finance Corp., Revenue Bonds
Series 77-A
5.000%, due 10/1/28	350,000	390,306
Rhode Island Infrastructure Bank, Revenue Bonds
4.000%, due 10/1/34	650,000	713,478
		3,642,916
South Carolina — 1.2%
South Carolina Public Service Authority, Revenue Bonds
Insured: AGM
5.250%, due 12/1/37	2,000,000	2,275,352
Series B
5.000%, due 12/1/36	100,000	103,988
Spartanburg County School District No 4, General Obligation Bonds
Insured: SCSDE
5.000%, due 3/1/42	2,210,000	2,509,313
		4,888,653
South Dakota — 0.8%
Baltic School District No 49-1, General Obligation Bonds
Insured: AGM
4.500%, due 12/1/38	300,000	320,420
4.500%, due 12/1/42	325,000	340,506
County of Lawrence SD, Certificates of Participation
Insured: AGM
4.000%, due 12/1/32	455,000	500,260
4.000%, due 12/1/33	660,000	722,007
4.000%, due 12/1/34	500,000	541,746
Tri-Valley School District No 49-6, General Obligation Bonds
Insured: AGM
4.000%, due 7/15/32	200,000	221,837
4.000%, due 7/15/33	380,000	420,334
		3,067,110
Tennessee — 1.5%
Health Educational and Housing Facility Board of The City of Memphis (The), Revenue Bonds
5.000%, due 7/1/27(a),(b)	1,305,000	1,377,296
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Revenue Bonds
4.000%, due 4/1/26(a),(b)	3,000,000	3,050,594
Metropolitan Government of Nashville & Davidson County TN Electric Revenue, Revenue Bonds
Series A
5.000%, due 5/15/42	1,000,000	1,073,828
Tennessee Energy Acquisition Corp., Revenue Bonds
Series B
5.625%, due 9/1/26	500,000	528,343
		6,030,061
Texas — 15.5%
Alamito Public Facility Corp., Revenue Bonds
3.500%, due 9/1/25(a),(b)	8,000,000	8,026,618

Schedule of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

January 31, 2023 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Texas (continued)
Allen Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/35	$2,515,000	$2,685,432
Arlington Higher Education Finance Corp., Revenue Bonds
Series A Insured: PSF-GTD
5.000%, due 8/15/32	2,200,000	2,629,552
Barbers Hill Independent School District, General Obligation Bonds
Insured: PSF-GTD
4.000%, due 2/15/41	1,000,000	1,023,494
City of Alvin TX Water & Sewer System Revenue, Revenue Bonds
Insured: AGM
5.000%, due 2/1/27	1,225,000	1,350,895
City of Amarillo TX Waterworks & Sewer System Revenue, Revenue Bonds
4.000%, due 4/1/41	1,360,000	1,369,610
City of Arlington TX, Tax Allocation
5.000%, due 8/15/30	150,000	166,448
City of Arlington TX Special Tax Revenue, Special Tax
Series A Insured: AGM
5.000%, due 2/15/43	250,000	265,117
City of Austin TX, General Obligation Bonds
5.000%, due 9/1/23	260,000	263,972
City of Austin TX Electric Utility Revenue, Revenue Bonds
Series A
5.000%, due 11/15/45	1,455,000	1,509,686
City of Austin TX Water & Wastewater System Revenue, Revenue Bonds
5.000%, due 5/15/23	1,100,000	1,108,333
5.000%, due 11/15/23	1,000,000	1,020,509
City of Georgetown TX Utility System Revenue, Revenue Bonds
Insured: AGM
5.000%, due 8/15/26	1,000,000	1,085,063
City of San Antonio TX Electric & Gas Systems Revenue, Revenue Bonds
4.000%, due 2/1/34	250,000	259,817
5.000%, due 2/1/44	1,035,000	1,111,366
City of Temple TX, Tax Allocation
Series A Insured: BAM
5.000%, due 8/1/27	125,000	137,664
Clifton Higher Education Finance Corp., Revenue Bonds
Insured: PSF-GTD
3.000%, due 8/15/34	180,000	179,317
3.000%, due 8/15/35	250,000	244,366
5.000%, due 8/15/27	570,000	632,348
Series A
5.000%, due 8/15/31	435,000	491,150
Conroe Local Government Corp, Revenue Bonds
5.000%, due 10/1/31	125,000	146,879
County of Parker TX, General Obligation Bonds
5.000%, due 2/15/42	6,625,000	6,989,767
Edinburg Consolidated Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/35	1,235,000	1,315,345
Fort Bend County Municipal Utility District No 215, General Obligation Bonds
Insured: BAM
4.000%, due 9/1/24	125,000	127,991
Grand Parkway Transportation Corp., Revenue Bonds
4.000%, due 10/1/37	750,000	772,222
Greater Greenspoint Redevelopment Authority, Tax Allocation
Insured: AGM
4.000%, due 9/1/32	350,000	381,491
4.000%, due 9/1/33	370,000	400,165
Greater Texoma Utility Authority, Revenue Bonds
Insured: AGM
5.000%, due 10/1/36	2,485,000	2,838,537
Guadalupe-Blanco River Authority, Revenue Bonds
Insured: BAM
6.000%, due 8/15/42	1,980,000	2,374,083
Harris County Flood Control District, Revenue Bonds
Series A
4.000%, due 10/1/38	1,265,000	1,299,284
Harris County Municipal Utility District No 423, General Obligation Bonds
Series A Insured: BAM
6.500%, due 4/1/28	300,000	342,772
6.500%, due 4/1/29	325,000	370,935
Houston Higher Education Finance Corp., Revenue Bonds
1.500%, due 10/1/23	230,000	223,924
Series A Insured: PSF-GTD
4.000%, due 2/15/39	1,915,000	1,920,728
Hutto Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 8/1/27	355,000	397,043
Laredo Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 8/1/29	650,000	758,362
Montgomery County Municipal Utility District No 95, General Obligation Bonds
Insured: BAM
5.000%, due 9/1/41	560,000	586,857
North Texas Tollway Authority, Revenue Bonds
5.250%, due 1/1/38	1,000,000	1,155,652
Sabine-Neches Navigation District, General Obligation Bonds
5.250%, due 2/15/37	1,000,000	1,149,901
5.250%, due 2/15/41	2,000,000	2,245,164
San Antonio Public Facilities Corp., Revenue Bonds
5.000%, due 9/15/27	575,000	641,935
Southwest Higher Education Authority, Inc., Revenue Bonds
Series A
4.000%, due 10/1/42	3,000,000	3,000,558
State of Texas, General Obligation Bonds
Series A
5.000%, due 10/1/44	1,000,000	1,042,060
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds
Series C
3.838%, (3-Month LIBOR + 0.69%), due 9/15/27(a)	2,190,000	2,168,965

Schedule of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

January 31, 2023 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Texas (continued)
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds
4.000%, due 6/30/33	$500,000	$512,258
Texas Water Development Board, Revenue Bonds
5.000%, due 8/1/41	1,000,000	1,143,993
Series A
5.000%, due 10/15/43	1,000,000	1,080,936
Uptown Development Authority, Tax Allocation
Series A
5.000%, due 9/1/35	500,000	515,982
		61,464,546
Utah — 1.4%
Intermountain Power Agency, Revenue Bonds
5.000%, due 7/1/41	1,000,000	1,128,094
Series A
5.000%, due 7/1/29	750,000	877,026
5.000%, due 7/1/30	500,000	594,857
State of Utah, General Obligation Bonds
Series B
3.539%, due 7/1/25	1,002,001	987,842
Utah Associated Municipal Power Systems, Revenue Bonds
Series A
5.000%, due 9/1/31	500,000	556,088
Utah Charter School Finance Authority, Revenue Bonds
Insured: BAM
4.000%, due 4/15/40	250,000	244,902
Utah Infrastructure Agency, Revenue Bonds
4.000%, due 10/15/32	540,000	588,261
Series A
3.000%, due 10/15/24	520,000	508,238
Vineyard Redevelopment Agency, Tax Allocation
Insured: AGM
4.000%, due 5/1/33	150,000	163,770
		5,649,078
Vermont — 0.6%
City of Burlington VT Airport Revenue, Revenue Bonds
Series A
5.000%, due 7/1/26	605,000	649,773
University of Vermont and State Agricultural College, Revenue Bonds
5.000%, due 10/1/40	1,500,000	1,558,491
		2,208,264
Virginia — 0.3%
James City County Economic Development Authority, Revenue Bonds
5.000%, due 2/1/26(a),(b)	1,000,000	1,032,082
Norfolk Airport Authority, Revenue Bonds
5.000%, due 7/1/28	150,000	169,399
		1,201,481
Washington — 1.3%
County of King WA Sewer Revenue, Revenue Bonds
Series A
1.890%, (Municipal Swap Index + 0.23%), due 1/1/40(a)	3,000,000	2,922,068
Energy Northwest, Revenue Bonds
Series A
5.000%, due 7/1/38	1,000,000	1,047,056
Seattle Housing Authority, Revenue Bonds
1.000%, due 6/1/26	270,000	249,704
Spokane Public Facilities District, Revenue Bonds
5.000%, due 12/1/35	535,000	566,070
Washington State Convention Center Public Facilities District, Revenue Bonds
Series B
4.000%, due 7/1/43	535,000	468,052
		5,252,950
West Virginia — 0.8%
City of Wheeling WV Waterworks & Sewerage System Revenue, Revenue Bonds
Series A Insured: BAM
4.000%, due 6/1/29	460,000	503,418
West Virginia Hospital Finance Authority, Revenue Bonds
5.000%, due 9/1/39	1,500,000	1,575,521
West Virginia Parkways Authority, Revenue Bonds
5.000%, due 6/1/43	860,000	919,454
		2,998,393
Wisconsin — 1.6%
PMA Levy & Aid Anticipation Notes Program, Revenue Notes
Series A
4.000%, due 3/1/23	1,000,000	1,001,095
4.000%, due 4/19/23	1,000,000	1,002,672
4.000%, due 8/24/23	490,000	493,335
Public Finance Authority, Revenue Bonds
4.000%, due 10/1/23	40,000	39,920
4.000%, due 10/1/24	35,000	34,804
4.000%, due 10/1/30	265,000	255,312
4.000%, due 10/1/31	390,000	371,535
4.000%, due 10/1/32	390,000	368,390
4.000%, due 10/1/33	420,000	393,191
4.000%, due 10/1/34	390,000	360,056
Racine Unified School District, Revenue Notes
4.000%, due 8/9/23	1,500,000	1,504,993
Wisconsin Health & Educational Facilities Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 2/15/33	425,000	478,881
Wisconsin Housing & Economic Development Authority Housing Revenue, Revenue Bonds
0.500%, due 11/1/50(a),(b)	235,000	221,602
		6,525,786
Total Municipal Bonds
(Cost $384,032,658)		384,906,296

Schedule of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

January 31, 2023 (unaudited)

	Shares	Value
Short-Term Investment — 1.7%

Money Market Fund — 1.7%

Dreyfus Tax Exempt Cash Management - Institutional, 1.66%(e)
(Cost $6,863,362)	6,863,727	$6,863,362

Total Investments — 99.0%
(Cost $390,896,020)		391,769,658
Other Assets and Liabilities, Net — 1.0%		3,771,659
Net Assets — 100.0%		$395,541,317

(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of January 31, 2023.
(b)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(c)	Less than 0.05%.
(d)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(e)	Reflects the 7-day yield at January 31, 2023.

Abbreviations
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- Ambac Assurance Corp.
BAM	- Build America Mutual Assurance Co.
LIBOR	- London InterBank Offered Rate
MSD	- Metropolitan School District
NATL	- National Public Finance Guarantee Corp.
PSF-GTD	- Permanent School Fund Guaranteed.
Q-SBLF	- Qualified School Bond Loan Fund
SCSDE	- South Carolina Department of Education
SD CRED PROG	- School District Credit Enhancement Program
ST HGR ED INTERCEPT PROG	- State Higher Education Intercept Program
ST INTERCEPT	- State Tax Intercept

Schedule of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

January 31, 2023 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Municipal Bonds	$–	$384,906,296	$–	$384,906,296
Short-Term Investment:
Money Market Fund	6,863,362	–	–	6,863,362
Total Investments in Securities	$6,863,362	$384,906,296	$–	$391,769,658

(f)	For a complete listing of investments and their states, see the Schedule of Investments.

For the period ended January 31, 2023, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.